Inventories, net (Tables)	12 Months Ended
Dec. 31, 2013
Inventories, net
Inventories, net

	December 31,
($ in millions)	2013	2012
Raw materials	2,403	2,427
Work in process	1,893	2,075
Finished goods	1,834	1,741
Advances to suppliers	246	246

	6,376	6,489
Advance payments consumed	(372)	(307)

Total	6,004	6,182